LEASES - Narrative (Details) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) vessels	Jan. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) tanker	Dec. 31, 2023 USD ($) tanker	Dec. 31, 2022 USD ($)	Apr. 30, 2024 USD ($) vessels	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases					$ 1,000	$ 900	$ 2,900
Weighted average lessee's incremental borrowing rate					1.80%	2.50%	2.70%
Weighted average remaining lease term					1 year	2 years	3 years
Proceeds from sale of vessels					$ 431,850	$ 142,740	$ 80,000
Property, plant and equipment					5,246,697	4,633,169
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment					6,065,735	5,612,454	4,517,155		$ 4,196,967
Cost | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment					364,200	206,100
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment					(819,038)	(979,285)	(866,503)		$ (729,667)
Accumulated depreciation | Property, plant and equipment subject to operating leases
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment					$ (72,100)	$ (36,000)
LR2 Tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of assets on fixed rate time charter | tanker					4	4
Proceeds from sale of vessels							35,100
Number of assets on fixed rate time charter with extension option | tanker					2	2
Extention period for fixed rate time charters					1 year	1 year
VLCC vessels
Disclosure of quantitative information about right-of-use assets [line items]
Number of new assets on fixed rate time charter | vessels		1
Duration of time charter		3 years
Time charter daily rate revenue		$ 51,500
Proceeds from sale of vessels				$ 208,000
Suezmax tanker
Disclosure of quantitative information about right-of-use assets [line items]
Number of new assets on fixed rate time charter | vessels								1
Duration of time charter								3 years
Time charter daily rate revenue								$ 32,950
Time charter profit share percentage								50.00%
Time Charter, Profit Share Income					$ 500
Proceeds from sale of vessels	$ 36,500	$ 34,000	$ 32,000			$ 28,200
Office lease
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses					$ 900	$ 900	900
Leased in vessels
Disclosure of quantitative information about right-of-use assets [line items]
Lease expenses							$ 2,200